Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (77,862)	$ 363,634	$ 298,555
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(112,941)	8,141	(150,127)
Gain (loss) on changes in fair value of available-for-sale debt securities	2,223	(3,487)	904
Gain (loss) on interest rate swap	(1,569)	(1,124)	716
Share of gain on changes in fair value of interest rate swap of affiliate	693	11,264	3,754
Comprehensive income (loss)	(189,456)	378,428	153,802
Less: comprehensive income (loss) attributable to non-controlling interests and redeemable non-controlling interests	(145,860)	90,829	34,345
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ (43,596)	$ 287,599	$ 119,457